OPERATING LEASES (Narratives) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term	2 years 6 months 7 days	2 years 6 months 7 days
Weighted average discount rate	6.175%	6.175%
Operating lease expenses			¥ 35,144	¥ 28,695
Accounting Standards Update 2016-02 [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 2,949	¥ 20,530
Short term lease costs	1,239	8,627
Cash paid amounts included in measurement of operating lease liabilities	$ 2,467	¥ 17,175
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	7 days	7 days
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	2 years 8 months 9 days	2 years 8 months 9 days